Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Net loss per share for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Numerator
Net loss attributable to common stockholders	$(27,935)	$(9,701)	$(1,828)

Denominator
Weighted average shares outstanding—basic	9,041	4,615	4,490
Dilutive effect of preferred stock, warrant options and convertible debt	—	—	—

Weighted average shares outstanding—diluted	9,041	4,615	4,490

Net loss per common share—basic and diluted	$(3.09)	$(2.10)	$(0.41)
Potentially dilutive securities(1)
Redeemable convertible preferred stock	—	4,451	4,451
Convertible preferred stock	—	6,527	6,527
Common stock warrants	—	604	604
Preferred stock warrants	—	23	23
Stock options	1,573	1,254	962

(1)	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.